Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship, for fiscal years 2024, 2023, 2022, and 2021 between certain financial performance measures and the compensation of our principal executive officer (“PEO”) or the average compensation of our named executive officers other than the PEO (the “Non-PEO NEOs”). For additional information about our performance-based pay philosophy and how we align executive compensation with our performance, refer to the section entitled “Compensation Discussion and Analysis.”

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss)(9) ($)	Revenue(10) ($)
					Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)
2024	3,516,039	(125,703)	1,173,971	(72,097)	47	173	(15.545 million)	446.6 million
2023	2,635,689	4,503,094	1,141,490	1,914,634	94	175	(9.280 million)	447.6 million
2022	3,977,111	1,623,917	1,147,005	(33,851)	48	166	(5.347 million)	429.9 million
2021	4,107,998	4,083,231	1,349,527	2,111,614	110	160	(6.311 million)	396.3 million

(1)	The Company’s named executive officers, including its PEO for the applicable years, were as follows:
2023 and 2024: Suzanne Winter (PEO); Ali Pervaiz; Sandeep Chalke; Jesse Chew; and Michael Hoge.
2022: Joshua Levine (PEO); Suzanne Winter; Ali Pervaiz; Brandy Green; Shig Hamamatsu; Jesse Chew; and Michael Hoge.
2021: Joshua Levine (PEO); Shig Hamamatsu; Suzanne Winter; Jesse Chew; and Patrick Spine.
(2)	The dollar amounts reported are the total compensation reported for our PEO (as specified in Footnote 1 above) for each fiscal year in the “Total” column of the Summary Compensation Table.
(3)
Compensation actually paid does not necessarily reflect the amounts of compensation actually earned, realized, or received by our named executive officers in each fiscal year. Rather, compensation actually paid is calculated by making certain adjustments to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO (or the average of the non-PEO NEOs) in accordance with the requirements of Item 402(v) of Regulation S K. We have not reported any amounts in our Summary Compensation Table with respect to, and we do not maintain and have not maintained for the fiscal years shown in the table, any defined benefit or actuarial pension plans for our named executive officers, and accordingly, no adjustments are shown in footnotes (4) and (6) below for any such compensation.

(4)	Compensation actually paid to our PEO for the respective fiscal years reported is calculated as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total compensation reported in Summary Compensation Table	3,516,039	2,635,689	3,977,111	4,107,998
Less: Grant date fair value of equity awarded in the covered fiscal year(a)	2,708,486	1,614,170	2,500,000	2,499,525
Plus:
Fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	1,888,676	2,666,333	981,964	1,360,536
Change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are vested(c)	(2,353,594)	723,795	(1,543,188)	1,918,665
Vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	(468,338)	91,447	708,030	316,097
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	—	—	—	1,120,540
Compensation Actually Paid to PEO	(125,703)	4,503,094	1,623,917	4,083,231

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)	Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year, of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Our PEO did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
The dollar amounts reported are average of the total compensation reported our non-PEO NEOs for the respective fiscal year (as specified in Footnote 1 above) in the “Total” column of the Summary Compensation Table.

(6)	Compensation actually paid on average to our non-PEO NEOs (as specified in Footnote 1 above) for the respective fiscal years reported is calculated as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average total compensation reported in Summary Compensation Table	1,173,971	1,141,490	1,147,005	1,349,527
Less: Average grant date fair value of equity awarded in the covered fiscal year(a)	689,432	494,337	602,005	649,887
Plus:
Average fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	480,753	816,560	336,547	670,624
Average change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are unvested(c)	(895,539)	369,474	(425,780)	636,358
Average vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Average change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	(141,850)	81,447	2,398	114,508
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	—	—	492,016	9,516
Average Compensation Actually Paid to Non-PEO NEOs	(72,097)	1,914,634	(33,851)	2,111,614

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our non-PEO NEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)	As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Represents the cumulative total stockholder return of the Company over the applicable measurement period.
(8)
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Represents the cumulative total stockholder return of the S&P Healthcare Index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended June 30, 2024) over the applicable measurement period.

(9)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(10)	The dollar amounts reported represent the amount of total revenue reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)	The Company’s named executive officers, including its PEO for the applicable years, were as follows:
2023 and 2024: Suzanne Winter (PEO); Ali Pervaiz; Sandeep Chalke; Jesse Chew; and Michael Hoge.
2022: Joshua Levine (PEO); Suzanne Winter; Ali Pervaiz; Brandy Green; Shig Hamamatsu; Jesse Chew; and Michael Hoge.
2021: Joshua Levine (PEO); Shig Hamamatsu; Suzanne Winter; Jesse Chew; and Patrick Spine.

Peer Group Issuers, Footnote
(8)
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Represents the cumulative total stockholder return of the S&P Healthcare Index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended June 30, 2024) over the applicable measurement period.

PEO Total Compensation Amount	$ 3,516,039	$ 2,635,689	$ 3,977,111	$ 4,107,998
PEO Actually Paid Compensation Amount	$ (125,703)	4,503,094	1,623,917	4,083,231
Adjustment To PEO Compensation, Footnote
(4)	Compensation actually paid to our PEO for the respective fiscal years reported is calculated as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total compensation reported in Summary Compensation Table	3,516,039	2,635,689	3,977,111	4,107,998
Less: Grant date fair value of equity awarded in the covered fiscal year(a)	2,708,486	1,614,170	2,500,000	2,499,525
Plus:
Fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	1,888,676	2,666,333	981,964	1,360,536
Change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are vested(c)	(2,353,594)	723,795	(1,543,188)	1,918,665
Vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	(468,338)	91,447	708,030	316,097
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	—	—	—	1,120,540
Compensation Actually Paid to PEO	(125,703)	4,503,094	1,623,917	4,083,231

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)	Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year, of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Our PEO did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,173,971	1,141,490	1,147,005	1,349,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ (72,097)	1,914,634	(33,851)	2,111,614
Adjustment to Non-PEO NEO Compensation Footnote
(6)	Compensation actually paid on average to our non-PEO NEOs (as specified in Footnote 1 above) for the respective fiscal years reported is calculated as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average total compensation reported in Summary Compensation Table	1,173,971	1,141,490	1,147,005	1,349,527
Less: Average grant date fair value of equity awarded in the covered fiscal year(a)	689,432	494,337	602,005	649,887
Plus:
Average fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	480,753	816,560	336,547	670,624
Average change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are unvested(c)	(895,539)	369,474	(425,780)	636,358
Average vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Average change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	(141,850)	81,447	2,398	114,508
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	—	—	492,016	9,516
Average Compensation Actually Paid to Non-PEO NEOs	(72,097)	1,914,634	(33,851)	2,111,614

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our non-PEO NEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of Information Presented in the Pay Versus Performance Table
The graphs that follow present the relationships between: (i) “Compensation Actually Paid” (or “CAP”) and total shareholder returns (or “TSR”) of the Company and the S&P Healthcare Index, (ii) CAP and our net income, and (iii) CAP and our revenue over the four most recently completed fiscal years, as disclosed in the table above.

Compensation Actually Paid vs. Net Income
Analysis of Information Presented in the Pay Versus Performance Table
The graphs that follow present the relationships between: (i) “Compensation Actually Paid” (or “CAP”) and total shareholder returns (or “TSR”) of the Company and the S&P Healthcare Index, (ii) CAP and our net income, and (iii) CAP and our revenue over the four most recently completed fiscal years, as disclosed in the table above.

Compensation Actually Paid vs. Company Selected Measure
Analysis of Information Presented in the Pay Versus Performance Table
The graphs that follow present the relationships between: (i) “Compensation Actually Paid” (or “CAP”) and total shareholder returns (or “TSR”) of the Company and the S&P Healthcare Index, (ii) CAP and our net income, and (iii) CAP and our revenue over the four most recently completed fiscal years, as disclosed in the table above.

Total Shareholder Return Vs Peer Group
Analysis of Information Presented in the Pay Versus Performance Table
The graphs that follow present the relationships between: (i) “Compensation Actually Paid” (or “CAP”) and total shareholder returns (or “TSR”) of the Company and the S&P Healthcare Index, (ii) CAP and our net income, and (iii) CAP and our revenue over the four most recently completed fiscal years, as disclosed in the table above.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our Company Bonus Plan and long-term equity incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows, listed in no particular order:

Most Important Performance Measures for Fiscal Year 2024
Revenue
Orders (net of cancellations)
Adjusted EBITDA

See the “Compensation Discussion and Analysis” section for more information regarding how these financial performance measures are used in our executive compensation program and with respect to any non-GAAP measures, how such measure is determined from the applicable GAAP measure.

Total Shareholder Return Amount	$ 47	94	48	110
Peer Group Total Shareholder Return Amount	173	175	166	160
Net Income (Loss)	$ (15,545,000)	$ (9,280,000)	$ (5,347,000)	$ (6,311,000)
Company Selected Measure Amount	446,600,000	447,600,000	429,900,000	396,300,000
PEO Name	Suzanne Winter	Suzanne Winter	Joshua Levine	Joshua Levine
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Orders (net of cancellations)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Defined Benefit or Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Grant Date Fair Value of Equity Awarded in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,708,486)	(1,614,170)	(2,500,000)	(2,499,525)
PEO | Fair Value of Awards Granted During and Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,888,676	2,666,333	981,964	1,360,536
PEO | Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding Awards Granted in Prior Fiscal Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,353,594)	723,795	(1,543,188)	1,918,665
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value of Awards Granted in Prior Fiscal Years and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,338)	91,447	708,030	316,097
PEO | Earnings Paid on Unvested Awards for Dividends or Other Earnings (Not Otherwise Reflected in Total Compensation for the Covered Fiscal Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value of Immediately Prior Fiscal Year of Awards Granted in Prior Fiscal Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,120,540)
Non-PEO NEO | Defined Benefit or Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Equity Awarded in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(689,432)	(494,337)	(602,005)	(649,887)
Non-PEO NEO | Fair Value of Awards Granted During and Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,753	816,560	336,547	670,624
Non-PEO NEO | Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding Awards Granted in Prior Fiscal Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(895,539)	369,474	(425,780)	636,358
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Fiscal Years and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,850)	81,447	2,398	114,508
Non-PEO NEO | Earnings Paid on Unvested Awards for Dividends or Other Earnings (Not Otherwise Reflected in Total Compensation for the Covered Fiscal Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value of Immediately Prior Fiscal Year of Awards Granted in Prior Fiscal Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (492,016)	$ (9,516)